PROPERTY, PLANT AND EQUIPMENT (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Narrative [Line Items]
Direct operating expense from investment property generating rental income	£ 32	£ 32
Capital expenditure contracted for but not recognised	38	7
Operating income (loss)
PROPERTY, PLANT AND EQUIPMENT (Details) - Narrative [Line Items]
Rental income from investment properties	£ 191	£ 191	£ 197